UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02603

T. Rowe Price Government Money Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2022
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRRXX Government Money
Fund –
.
TTGXX Government Money
Fund–
.
I Class

T. ROWE PRICE Government Money Fund
HIGHLIGHTS
The Government Money Fund produced a positive return in the last six months and outperformed its peer group benchmark, the Lipper U.S. Government Money
Market Funds Index.
Money market yields have risen sharply from near-zero levels since March 2022.
By the end of November, the Federal Reserve (Fed) had raised the fed funds target rate to the 3.75% to 4.00% range, a level unseen in about 15 years. (After our reporting period ended, the Fed lifted the target rate to the 4.25% to 4.50%
range on December 14.)
In anticipation of the Fed’s first rate increase back in March, we shortened the portfolio’s weighted average maturity (WAM) so that we could quickly use the proceeds from maturing money market instruments to purchase newer securities with higher yields. We expect to keep the portfolio’s WAM relatively short so that we can respond accordingly to subsequent rate increases.
With year-over-year consumer price index inflation around 8% through the end of October, real (inflation-adjusted) yields remain negative, so we agree that the central bank has more work to do. If inflation remains elevated, we would not be surprised to see additional rate increases that take the fed funds rate to 5% and possibly higher.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Government Money Fund
Market Commentary

Dear Shareholder
Global stock markets generally produced negative returns during the first half of your fund’s fiscal year, the six-month period ended November 30,
2022, while rising bond yields weighed on returns for fixed income investors.
Investors contended with tightening financial conditions and slowing economic and corporate earnings growth, but hopes that persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones Industrial Average recorded positive results and mid-cap growth stocks also performed well, while most other benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S. dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Elevated inflation remained a leading concern for investors throughout the period, although hopes that inflation may have peaked led to rallies during the summer and again in November. The October consumer price index report, which was released in mid-November, was better than expected and showed price increases easing from recent 40-year highs. However, the 7.7% year-over-
year increase in the headline inflation number remained well above the Fed’s
2% target.
In response to the high inflation readings, global central banks continued
to tighten monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Federal Reserve delivered four historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early November, the highest level since 2008.
As our reporting period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 2.85% at the start of the period to 3.68% at the end of November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession, occurred during the period

T. ROWE PRICE Government Money Fund

as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient during the period, and overall economic growth turned positive in the third quarter after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Government Money Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund’s goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income.
FUND COMMENTARY
How did the fund perform in the past six months?
Amid rapidly rising money
market interest rates, the
Government Money Fund
returned 1.05% in the
six-month period ended
November 30, 2022. The
fund’s performance surpassed
that of its peer group
benchmark, the Lipper U.S.
Government Money Market Funds Index, which returned 0.94%. (Returns for the I Class may vary due to its different fee structure. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Money market yields have risen sharply from near-zero levels since
March 2022, when the Federal Reserve (Fed) began to raise the fed funds target rate from the 0.00% to 0.25% range it adopted when the coronavirus pandemic erupted in March 2020. Fed rate hikes have been aggressive, as the central bank is combatting elevated inflation stemming from factors such as a tight labor market, pandemic-related global supply chain disruptions, and higher prices of energy commodities as many nations attempt to reduce reliance on Russian energy exports due to its ongoing attacks against Ukraine.
In fact, several Fed rate increases this year have been 75 basis points (0.75%), rather than the 25-basis-point (0.25%) incremental changes that the central bank typically makes to the fed funds rate. By the end of November, the Fed had raised the fed funds target rate to the 3.75% to 4.00% range, a level unseen in about 15 years. (After our reporting period ended, the Fed lifted the target rate to the 4.25% to 4.50% range on December 14.)
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
Government Money Fund –
.
1.05%
Government Money Fund–
.
I  Class 1.11
Lipper U.S. Government Money Market
Funds Index 0.94

T. ROWE PRICE Government Money Fund

Thanks to a series of large interest rate increases and continued hawkish rhetoric from Federal Reserve officials who are committed to bringing inflation back down to the Fed’s long-term 2% goal, U.S. Treasury yields have risen sharply in the first half of our fiscal year. In the money market universe, three-
month U.S. Treasury bill yields surged from 1.16% to 4.37%, while six-month
T-bill yields climbed from 1.64% to 4.70%. One-year T-bill yields advanced from 2.08% to 4.74%.
How is the fund positioned?
In anticipation of the Fed’s
first rate increase back in
March, we shortened the
portfolio’s weighted average
maturity (WAM) so that
we could quickly use the
proceeds from maturing
money market instruments
to purchase newer securities
with higher yields. Because
we believe the Fed will
continue raising rates aggressively in the near term, we expect to keep the portfolio’s WAM relatively short so that we can respond accordingly to subsequent rate increases. As always, we try to take advantage of opportunities to buy money market instruments with attractive yields without reducing our high credit quality standards.
As shown in the Security Diversification exhibit, more than two-thirds of the portfolio was invested in repurchase agreements (repos) at the end of
November, while U.S. Treasury securities accounted for 15% of the fund. The remainder was invested in other U.S. government and agency securities.
What is portfolio management’s outlook?
The Fed’s rate-hiking cycle is well underway in an attempt to curb inflation pressures. However, policymakers have yet to give any clear indication as to when they expect to pause their rate increases or at what level they expect the fed funds rate to peak. According to the Fed’s post-meeting statement published on November 2, policymakers anticipate that “ongoing increases in the target range will be appropriate in order to attain a stance of monetary policy that is sufficiently restrictive” to bring inflation back down to 2%. Fed Chair Jerome
Powell confirmed in his post-meeting press conference that Fed officials “still have some ways to go” regarding interest rate increases and noted that “the ultimate level of interest rates will be higher than previously expected.”
SECURITY DIVERSIFICATION
Repurchase Agreements 69%
Other U.S. Government and Agencies 17
U.S. Treasury Bills 10
U.S. Treasury Notes 5
Other Assets Less Liabilities -1
Total 100%
Based on net assets as of 11/30/22.

T. ROWE PRICE Government Money Fund

Money market fund investors undoubtedly welcome higher money market yields and returns, though with year-over-year consumer price index inflation around 8% through the end of October, real (inflation-adjusted) yields remain negative, so we agree that the central bank has more work to do. If inflation remains elevated, we would not be surprised to see additional rate increases that take the fed funds rate to 5% and possibly higher. We would also not be surprised to see the central bank keep short-term interest rates at higher levels for some time—even if it causes a recession—to make sure that inflation trends back down toward the Fed’s long-term 2% target.
As we watch the economy evolve and monitor the words and actions of Fed policymakers for clues about possible future rate increases, we believe that our strategy of keeping a relatively short WAM should enable us to respond quickly to any changes in the interest rate outlook or other factors affecting the money markets. In any event, we remain committed to managing a high-
quality, diversified money market portfolio focused on liquidity and stability of principal, which we deem of utmost importance to our investors.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Government Money Fund

Risks of Investing in the Government Money Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The potential for realizing a loss of principal could derive from:
Interest rate risks. A decline in interest rates may lower the portfolio’s yield, or a rise in the overall level of interest rates may cause a decline in the prices of fixed income securities held by the portfolio. The portfolio’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit.
Credit risks. An issuer of a debt instrument held by the fund may default (fail to make scheduled interest or principal payments), or the counterparty to a contract may be unable or unwilling to honor its obligations, potentially reducing the fund’s income and share price. Credit risk is increased when a portfolio security is downgraded or the perceived financial condition of the issuer or counterparty deteriorates. Rule 2a-7 requires money market funds to purchase securities that have a maturity of no more than 397 calendar days and which have been determined by T. Rowe Price, pursuant to guidelines approved by the fund’s Board, to present minimal credit risk to the fund.
Repurchase agreement risks. The counterparty to a repurchase agreement may be unable to repurchase the securities from the fund as required, causing the fund to experience delays in accessing its collateral or additional costs in disposing of the collateral. If a counterparty becomes insolvent and seeks relief under the bankruptcy laws, the fund may be limited or delayed in its ability to exercise its rights to liquidate assets or may be required to accept collateral related to a repurchase agreement that will need to be liquidated in order to maintain compliance with the fund’s investment restrictions.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

T. ROWE PRICE Government Money Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
GOVERNMENT MONEY FUND
Note: Performance for the I Class share will vary due to its differing fee structure. See the
Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Government Money Fund –
.
1.08% 0.96% 0.53% – –
Government Money Fund–
.
I  Class 1.17 1.03 – 1.00% 5/3/17
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE Government Money Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Government Money Fund 0.31%
Government Money Fund–I Class 0.20
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Government Money Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
GOVERNMENT MONEY FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $1,010.50 $1.66
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.41   1.67
I Class
Actual   1,000.00   1,011.10   1.06
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.02   1.07
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.33%, and
the
2
I Class was 0.21%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Government Money Fund

QUARTER-END RETURNS
Periods Ended
9/30/22
SEC Yield
(7-Day
Simple)
With Waiver
a
SEC Yield
(7-Day
Simple)
Without
Waiver
...... 1
Year
.... 5
Years
.... 10
Years
Since
Inception
Inception
Date
Government
Money Fund –
.
2.69% 2.69% 0.58% 0.88% 0.48% – –
Government
Money Fund–
.
I  Class 2.82 2.82 0.65 0.96 – 0.94% 5/3/17
The fund's performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Yield and return will vary. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132 or, for
I Class shares, 1-800-638-8790.
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include reinvested dividends. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns. A money fund’s yield more closely represents its current earnings than does the total return.
a
In an effort to maintain a zero or positive net yield for the fund, T. Rowe Price has voluntarily waived all or a portion of the management fee it is entitled to receive from the fund. This voluntary waiver is in addition to any contractual expense ratio limitation in effect for the fund and may be amended or terminated at any time without prior notice. A fee waiver has the effect of increasing the fund’s net yield; without it, the fund’s 7-day yield would have been lower.
Please see the prospectus for more details.

T. ROWE PRICE Government Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment
income
(1)(2)
0.01 —
(3)(4)
—
(3)(4)
0.01 0.02 0.01
Net realized and
unrealized gain/loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from
investment activities 0.01 —
(3)
—
(3)
0.01 0.02 0.01
Distributions
Net investment
income (0.01) —
(3)
—
(3)
(0.01) (0.02) (0.01)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE Government Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(5)
1.05% 0.04%
(4)
0.01%
(4)
1.27%
(4)
1.89% 0.87%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(6)
0.33%
(7)
0.31% 0.38% 0.40% 0.38% 0.40%
Net expenses after
waivers/payments
by Price Associates 0.33%
(7)
0.11%
(4)
0.14%
(4)
0.36% 0.38% 0.40%
Net investment
income 2.09%
(7)
0.03%
(4)
0.01%
(4)
1.24% 1.86% 0.86%
Net assets, end of
period (in millions) $7,902 $7,776 $10,228 $9,065 $7,531 $7,307
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
See Note 5. Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.20%, 0.20% and 0.01% of average net assets) for the years ended 5/31/22,
5/31/21 and 5/31/20, respectively.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
See Note 5. Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(7)
Annualized

T. ROWE PRICE Government Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment
income
(1)(2)
0.01 —
(3)(4)
—
(3)(4)
0.01 0.02 0.01
Net realized and
unrealized gain/loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from
investment activities 0.01 —
(3)
—
(3)
0.01 0.02 0.01
Distributions
Net investment
income (0.01) —
(3)
—
(3)
(0.01) (0.02) (0.01)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE Government Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(5)
1.11% 0.06%
(4)
0.01%
(4)
1.37% 2.01% 0.99%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(6)
0.21%
(7)
0.20% 0.28% 0.30% 0.26% 0.28%
Net expenses after
waivers/payments
by Price Associates 0.21%
(7)
0.13%
(4)
0.14%
(4)
0.27% 0.26% 0.28%
Net investment
income 2.23%
(7)
0.12%
(4)
0.01%
(4)
1.34% 2.01% 1.05%
Net assets, end of
period (in thousands) $2,436,518 $2,091,466 $563,446 $498,266 $384,185 $158,498
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
See Note 5. Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.07% and 0.11% of average net assets) for the years ended 5/31/22 and
5/31/21, respectively.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
See Note 5. Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(7)
Annualized

T. ROWE PRICE Government Money Fund
November 30, 2022 (Unaudited)
15
Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT AGENCY DEBT 16.8%
Federal Farm Credit Banks, 4.69%, 5/8/23  23,000 22,537
Federal Farm Credit Banks, 4.75%, 6/6/23  15,000 14,639
Federal Farm Credit Banks, 4.94%, 10/30/23  30,000 28,690
Federal Farm Credit Banks, FRN, 3M UST + 0.055%, 4.387%,
1/31/23  50,000 50,000
Federal Farm Credit Banks, FRN, SOFR + 0.013%, 3.823%,
1/30/23  44,800 44,799
Federal Farm Credit Banks, FRN, SOFR + 0.32%, 4.13%, 6/9/23  5,000 5,007
Federal Home Loan Banks, 0.21%, 12/2/22  100,000 100,000
Federal Home Loan Banks, 0.21%, 12/12/22  32,000 32,000
Federal Home Loan Banks, 0.22%, 12/16/22  50,000 50,000
Federal Home Loan Banks, 2.37%, 12/15/22  108,980 108,880
Federal Home Loan Banks, 2.78%, 12/29/22  25,000 24,946
Federal Home Loan Banks, 2.91%, 12/2/22  113,400 113,391
Federal Home Loan Banks, 3.11%, 12/8/22  36,100 36,078
Federal Home Loan Banks, 3.21%, 1/26/23  102,450 101,945
Federal Home Loan Banks, 4.02%, 1/20/23  50,000 49,724
Federal Home Loan Banks, 4.02%, 1/25/23  125,000 124,242
Federal Home Loan Banks, 4.25%, 4/14/23  100,000 99,998
Federal Home Loan Banks, 4.33%, 2/21/23  284,885 282,108
Federal Home Loan Banks, 4.49%, 4/10/23  75,000 73,806
Federal Home Loan Banks, 4.60%, 6/16/23  8,525 8,316
Federal Home Loan Banks, 4.62%, 5/12/23  73,721 72,221
Federal Home Loan Banks, 4.67%, 5/16/23  60,000 58,736
Federal Home Loan Banks, 4.72%, 9/1/23  100,000 96,548
Federal Home Loan Banks, 4.90%, 11/22/23  28,000 27,992
Federal Home Loan Mortgage, 0.25%, 6/26/23  78,990 77,396
Federal National Mortgage, 0.25%, 11/27/23  31,873 30,460
Total U.S. Government Agency Debt (Cost $1,734,459) 1,734,459
U.S. GOVERNMENT AGENCY REPURCHASE
AGREEMENT 37.2%(1)
Bank of America, Tri-Party, Dated 11/30/22, 3.80%, Delivery
Value of $273,028,817 on 12/1/22, Collateralized by U.S.
Government securities, 5.50%, 10/20/52, valued at $278,460,000  273,000 273,000
BNY Mellon, Bilateral, Dated 11/30/22, 3.81%, Delivery Value
of $746,078,952 on 12/1/22, Collateralized by U.S. Government
securities, 2.00% - 6.50%, 10/15/25 - 12/1/52, valued at
$760,920,021  746,000 746,000
Citigroup Global Markets, Tri-Party, Dated 11/30/22, 3.81%,
Delivery Value of $373,039,476 on 12/1/22, Collateralized by U.S.
Government securities, 1.50% - 9.00%, 3/1/23 - 3/20/67, valued at $380,460,000  373,000 373,000
T. ROWE PRICE Government Money Fund

T. ROWE PRICE Government Money Fund

Par $ Value
(Amounts in 000s)
Credit Agricole, Tri-Party, Dated 11/30/22, 3.80%, Delivery Value
of $17,501,847 on 12/1/22, Collateralized by U.S. Government
securities, 2.50%, 12/1/50, valued at $17,850,000  17,500 17,500
Goldman Sachs, Tri-Party, Dated 11/30/22, 3.81%, Delivery
Value of $273,028,893 on 12/1/22, Collateralized by U.S.
Government securities, 3.50% - 4.50%, 3/15/39 - 6/20/52, valued at $278,460,000  273,000 273,000
HSBC Securities, Tri-Party, Dated 11/30/22, 3.81%, Delivery
Value of $149,015,769 on 12/1/22, Collateralized by U.S.
Government securities, 1.17% - 3.78%, 10/1/30 - 5/1/52, valued at $151,980,000  149,000 149,000
JPMorgan Chase, Tri-Party, Dated 11/30/22, 3.81%, Delivery
Value of $1,293,136,843 on 12/1/22, Collateralized by U.S.
Government securities, 1.50% - 6.50%, 5/1/27 - 4/1/59, valued at
$1,318,860,001  1,293,000 1,293,000
RBC Dominion Securities, Tri-Party, Dated 11/30/22, 3.80%,
Delivery Value of $621,065,550 on 12/1/22, Collateralized by
U.S. Government securities, 0.13% - 5.50%, 11/15/25 - 10/20/52, valued at $633,420,000  621,000 621,000
Royal Bank of Canada, Tri-Party, Dated 11/30/22, 3.80%,
Delivery Value of $99,010,450 on 12/1/22, Collateralized by U.S.
Government securities, 0.00% - 4.50%, 2/14/23 - 5/1/52, valued at $100,980,074  99,000 99,000
Total U.S. Government Agency Repurchase Agreement (Cost $3,844,500) 3,844,500
U.S. TREASURY DEBT 15.0%
U.S. Treasury Bills, 2.892%, 2/2/23  96,000 95,521
U.S. Treasury Bills, 2.953%, 1/19/23  53,000 52,790
U.S. Treasury Bills, 3.085%, 7/13/23  246,400 241,813
U.S. Treasury Bills, 3.115%, 6/15/23  57,830 56,879
U.S. Treasury Bills, 3.307%, 8/10/23  50,000 48,880
U.S. Treasury Bills, 3.527%, 3/16/23  86,000 85,131
U.S. Treasury Bills, 3.704%, 12/20/22  250,000 249,514
U.S. Treasury Bills, 3.941%, 2/14/23  173,215 171,811
U.S. Treasury Bills, 4.451%, 4/4/23  64,000 63,059
U.S. Treasury Notes, FRN, 3M UST + 0.029%, 4.361%, 7/31/23  147,000 147,001
U.S. Treasury Notes, FRN, 3M UST + 0.034%, 4.366%, 4/30/23  150,118 150,119
U.S. Treasury Notes, FRN, 3M UST + 0.035%, 4.367%, 10/31/23  36,540 36,540
U.S. Treasury Notes, FRN, 3M UST + 0.049%, 4.381%, 1/31/23  88,750 88,751
U.S. Treasury Notes, FRN, 3M UST + 0.14%, 4.472%, 10/31/24  61,700 61,607
Total U.S. Treasury Debt (Cost $1,549,416) 1,549,416

T. ROWE PRICE Government Money Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
U.S. TREASURY REPURCHASE AGREEMENT 31.6%(1)
Federal Reserve Bank of New York, Tri-Party, Dated 11/30/22,
3.80%, Delivery Value of $3,272,345,378 on 12/1/22,
Collateralized by U.S. Government securities, 0.13% - 2.50%,
5/15/23 - 5/15/29, valued at $3,272,345,378  3,272,000 3,272,000
Total U.S. Treasury Repurchase Agreement (Cost $3,272,000) 3,272,000
Total Investments in Securities
100.6% of Net Assets (Cost $10,400,375) $ 10,400,375
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. Collateralized by U.S. government securities valued at $7,193,735 at
November 30, 2022.
3M UST Three month U.S. Treasury bill yield
FRN Floating Rate Note
SOFR Secured overnight financing rate

T. ROWE PRICE Government Money Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $10,400,375) $ 10,400,375
Receivable for shares sold 27,918
Interest receivable 3,586
Cash 33
Other assets 117
Total assets 10,432,029
Liabilities
Payable for investment securities purchased 63,058
Payable for shares redeemed 25,413
Due to affiliates 1,757
Investment management fees payable 1,525
Payable to directors 4
Other liabilities 1,673
Total liabilities 93,430
NET ASSETS $ 10,338,599
Net Assets Consist of:
Total distributable earnings (loss) $ 418
Paid-in capital applicable to 10,338,148,850 shares of $0.01 par value capital stock outstanding; 30,000,000,000 shares
authorized 10,338,181
NET ASSETS $ 10,338,599
NET ASSET VALUE PER SHARE
Investor Class
($7,902,081,517 / 7,901,737,179 shares outstanding) $ 1.00
I Class
($2,436,517,585 / 2,436,411,671 shares outstanding) $ 1.00

T. ROWE PRICE Government Money Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Investment Income (Loss)
Interest income $ 123,337
Expenses
Investment management 9,151
Shareholder servicing
Investor Class $ 5,721
I Class 300 6,021
Prospectus and shareholder reports
Investor Class 40
I Class 1 41
Custody and accounting 175
Registration 66
Directors 14
Legal and audit 13
Miscellaneous 16
Total expenses 15,497
Net investment income 107,840
Realized Gain / Loss –
Net realized gain on securities 22
INCREASE IN NET ASSETS FROM OPERATIONS
$ 107,862

T. ROWE PRICE Government Money Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 107,840 $ 4,290
Net realized gain 22 98
Increase in net assets from operations 107,862 4,388
Distributions to shareholders
Net earnings
Investor Class (81,993) (3,024)
I Class (25,847) (1,266)
Decrease in net assets from distributions (107,840) (4,290)
Capital share transactions
*
Shares sold
Investor Class 4,384,591 12,882,783
I Class 1,029,554 2,373,268
Distributions reinvested
Investor Class 79,337 2,910
I Class 24,835 1,211
Shares redeemed
Investor Class (4,337,860) (15,337,365)
I Class (709,353) (846,532)
Increase (decrease) in net assets from capital share
transactions 471,104 (923,725)
Net Assets
Increase (decrease) during period 471,126 (923,627)
Beginning of period 9,867,473 10,791,100
End of period $ 10,338,599 $ 9,867,473
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Government Money Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Government Money Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund’s goal are preservation of capital, liquidity, and, consistent with these, the highest possible current income. The fund intends to operate as a government money market fund and has no intention to voluntarily impose liquidity fees on redemptions or temporarily suspend redemptions.
The fund has two classes of shares: the Government Money Fund (Investor Class)
and the Government Money Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to
I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded

T. ROWE PRICE Government Money Fund

as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Government Money Fund

NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee.
The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Government Money Fund

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On
November 30, 2022, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Repurchase Agreements  The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to
“repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on Price
Associates' approved list. All repurchase agreements are fully collateralized by U.S.
government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.

T. ROWE PRICE Government Money Fund

NOTE 4 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2022, the cost of investments for federal income tax purposes was  $10,400,375,000.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group).  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.18% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Government Money Fund

Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). This voluntary waiver is in addition to the contractual expense limit in effect for the fund. Any amounts waived/paid by Price
Associates under this voluntary agreement are not subject to repayment by the fund.
Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2022, the fund had no voluntary waivers.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2022, expenses incurred pursuant to these service agreements were
$50,000 for Price Associates; $4,384,000 for T. Rowe Price Services, Inc.; and
$603,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
I Class
Expense limitation/I Class Limit 0.05%
Expense limitation date 09/30/23
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Government Money Fund

NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Government Money Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files its complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) each month on Form N-MFP. The fund’s reports on Form
N-MFP are available on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their portfolio holdings information on troweprice.com .

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
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The T. Rowe Price
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ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
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Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
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Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
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202301-2568421
F44-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Government Money Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023